AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.1%
	CONSUMER DISCRETIONARY — 8.2%
158,162	Home Depot, Inc.	$46,676,770
195,248	McDonald's Corp.	54,593,293
558,324	Starbucks Corp.	58,138,278
		159,408,341
	CONSUMER STAPLES — 12.6%
920,333	Keurig Dr Pepper, Inc.	32,469,348
994,263	Mondelez International, Inc., Class A	69,320,016
424,064	PepsiCo, Inc.	77,306,867
444,792	Procter & Gamble Co.	66,136,123
		245,232,354
	ENERGY — 7.2%
441,157	Chevron Corp.	71,979,176
172,827	Exxon Mobil Corp.	18,952,209
674,510	Kinder Morgan, Inc.	11,810,670
172,224	Phillips 66	17,460,069
720,154	Williams Cos., Inc.	21,503,798
		141,705,922
	FINANCIALS — 11.4%
30,251	BlackRock, Inc.	20,241,549
295,385	Marsh & McLennan Cos., Inc.	49,196,372
382,982	PNC Financial Services Group, Inc.	48,677,012
163,392	Travelers Cos., Inc.	28,007,023
1,288,342	Truist Financial Corp.	43,932,462
903,244	U.S. Bancorp	32,561,946
		222,616,364
	HEALTH CARE — 13.8%
320,408	Abbott Laboratories	32,444,514
481,757	AbbVie, Inc.	76,777,613
149,072	Eli Lilly & Co.	51,194,306
328,122	Medtronic PLC[1]	26,453,196
780,507	Merck & Co., Inc.	83,038,140
		269,907,769
	INDUSTRIALS — 10.2%
252,365	Eaton Corp. PLC[1]	43,240,219
131,083	Illinois Tool Works, Inc.	31,912,156
100,010	Lockheed Martin Corp.	47,277,727
273,952	Raytheon Technologies Corp.	26,828,120
258,767	United Parcel Service, Inc., Class B	50,198,210
		199,456,432
	MATERIALS — 3.3%
221,790	Air Products & Chemicals, Inc.	63,700,306

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 6.7%
279,316	Crown Castle, Inc. - REIT	$37,383,653
404,631	Prologis, Inc. - REIT	50,485,810
682,315	Realty Income Corp. - REIT	43,204,186
		131,073,649
	TECHNOLOGY — 17.3%
179,978	Automatic Data Processing, Inc.	40,068,502
138,771	Broadcom, Inc.	89,027,147
706,727	Cisco Systems, Inc.	36,944,154
798,272	Corning, Inc.	28,163,036
107,769	Microsoft Corp.	31,069,803
242,289	Paychex, Inc.	27,763,897
224,935	QUALCOMM, Inc.	28,697,207
303,598	Texas Instruments, Inc.	56,472,264
		338,206,010
	UTILITIES — 7.4%
230,314	Eversource Energy	18,024,374
760,510	NextEra Energy, Inc.	58,620,111
279,518	Sempra Energy	42,251,941
267,922	WEC Energy Group, Inc.	25,396,326
		144,292,752
	TOTAL COMMON STOCKS
	(Cost $1,399,210,535)	1,915,599,899
	SHORT-TERM INVESTMENTS — 1.9%
36,839,059	Fidelity Investments Money Market Treasury Portfolio - Class I 4.64%[2]	36,839,059
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $36,839,059)	36,839,059
	TOTAL INVESTMENTS — 100.0%
	(Cost $1,436,049,594)	1,952,438,958
	Other Assets in Excess of Liabilities — 0.0%	508,378
	TOTAL NET ASSETS — 100.0%	$1,952,947,336

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.